Derivative warrant liabilities and earnouts liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative warrant liabilities and earnouts liabilities
Summary of derivative warrant liabilities

	At 31 December	At 31 December
	2022	2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	35,487,284	—
Change in fair value during the year	(34,170,193)	—
Ending balance	1,317,091	—

Summary of earnouts liabilities

	At 31 December	At 31 December
	2022	2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	75,550,455	—
Change in fair value during the year	(75,550,455)	—
Ending balance	—	—